First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 86.9%
	Aerospace & Defense – 0.9%
$510,000	Axon Enterprise, Inc. (a)	0.50%	12/15/27	$550,290
560,000	Parsons Corp.	0.25%	08/15/25	615,495
				1,165,785
	Air Freight & Logistics – 1.0%
437,000	Air Transport Services Group, Inc.	1.13%	10/15/24	463,657
730,000	ZTO Express Cayman, Inc. (a)	1.50%	09/01/27	810,665
				1,274,322
	Airlines – 1.7%
528,000	American Airlines Group, Inc.	6.50%	07/01/25	649,440
1,336,000	Southwest Airlines Co.	1.25%	05/01/25	1,606,874
				2,256,314
	Automobiles – 0.8%
990,000	Ford Motor Co.	(b)	03/15/26	1,009,800
	Banks – 1.7%
640,000	Barclays Bank PLC	(b)	02/04/25	823,556
1,275,000	Deutsche Bank AG, Series GMTN	1.00%	05/01/23	1,411,514
				2,235,070
	Biotechnology – 8.5%
545,000	Alnylam Pharmaceuticals, Inc. (a)	1.00%	09/15/27	583,859
678,000	Ascendis Pharma AS (a)	2.25%	04/01/28	708,510
1,445,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,597,592
565,000	Cytokinetics, Inc. (a)	3.50%	07/01/27	620,749
545,000	Exact Sciences Corp.	1.00%	01/15/25	643,918
1,525,000	Halozyme Therapeutics, Inc. (a)	1.00%	08/15/28	1,701,328
745,000	Insmed, Inc.	0.75%	06/01/28	664,912
660,000	Ionis Pharmaceuticals, Inc.	(b)	04/01/26	635,663
640,000	Ironwood Pharmaceuticals, Inc.	1.50%	06/15/26	676,160
703,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,036,573
2,165,000	Sarepta Therapeutics, Inc. (a)	1.25%	09/15/27	2,465,935
				11,335,199
	Communications Equipment – 0.8%
1,200,000	Lumentum Holdings, Inc.	0.50%	12/15/26	1,095,000
	Diversified Consumer Services – 0.7%
860,000	Stride, Inc.	1.13%	09/01/27	902,484
	Diversified Financial Services – 1.6%
1,225,000	JPMorgan Chase Financial Co. LLC (a)	0.25%	05/01/23	1,319,938
593,000	JPMorgan Chase Financial Co. LLC	0.50%	06/15/27	760,819
				2,080,757
	Electrical Equipment – 0.9%
670,000	Array Technologies, Inc.	1.00%	12/01/28	757,971
237,000	Bloom Energy Corp.	2.50%	08/15/25	391,050
				1,149,021
	Electronic Equipment, Instruments & Components – 0.9%
750,000	Itron, Inc.	(b)	03/15/26	637,950
585,000	Vishay Intertechnology, Inc.	2.25%	06/15/25	584,298
				1,222,248

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Energy Equipment & Services – 2.4%
$578,000	Helix Energy Solutions Group, Inc.	6.75%	02/15/26	$810,645
481,000	Oil States International, Inc.	4.75%	04/01/26	552,236
1,193,000	Transocean, Inc.	4.00%	12/15/25	1,861,371
				3,224,252
	Entertainment – 1.9%
673,000	Bilibili, Inc.	1.38%	04/01/26	844,615
560,000	Liberty Media Corp.	1.38%	10/15/23	735,000
930,000	Liberty Media Corp.-Liberty Formula One (a)	2.25%	08/15/27	975,570
				2,555,185
	Equity Real Estate Investment Trusts – 1.5%
580,000	Kite Realty Group L.P. (a)	0.75%	04/01/27	554,248
890,000	Pebblebrook Hotel Trust	1.75%	12/15/26	817,910
745,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	691,733
				2,063,891
	Food & Staples Retailing – 0.5%
554,000	Chefs’ (The) Warehouse, Inc. (a)	2.38%	12/15/28	611,505
	Food Products – 0.5%
635,000	Post Holdings, Inc. (a)	2.50%	08/15/27	694,246
	Health Care Equipment & Supplies – 5.1%
962,000	Cutera, Inc. (a)	2.25%	06/01/28	884,559
3,485,000	DexCom, Inc.	0.25%	11/15/25	3,687,130
745,000	Haemonetics Corp.	(b)	03/01/26	639,285
731,000	Insulet Corp.	0.38%	09/01/26	1,012,800
510,000	Lantheus Holdings, Inc. (a)	2.63%	12/15/27	546,669
				6,770,443
	Health Care Technology – 0.5%
558,000	Evolent Health, Inc.	1.50%	10/15/25	655,092
	Hotels, Restaurants & Leisure – 5.6%
1,255,000	Booking Holdings, Inc.	0.75%	05/01/25	1,793,144
1,113,000	H World Group Ltd.	3.00%	05/01/26	1,496,985
930,000	MakeMyTrip Ltd.	(b)	02/15/28	956,970
540,000	Marriott Vacations Worldwide Corp.	(b)	01/15/26	582,660
1,077,000	Royal Caribbean Cruises Ltd. (a)	6.00%	08/15/25	1,649,425
1,075,000	Vail Resorts, Inc.	(b)	01/01/26	1,022,594
				7,501,778
	Independent Power & Renewable Electricity Producers – 0.5%
526,000	Ormat Technologies, Inc. (a)	2.50%	07/15/27	642,772
	Interactive Media & Services – 3.1%
1,123,000	Liberty TripAdvisor Holdings, Inc. (a)	0.50%	06/30/51	900,646
682,000	Match Group Financeco 3, Inc. (a)	2.00%	01/15/30	669,724
2,700,000	Snap, Inc. (a)	0.13%	03/01/28	1,958,850
567,000	Ziff Davis, Inc. (a)	1.75%	11/01/26	601,587
				4,130,807
	Internet & Direct Marketing Retail – 2.7%
2,625,000	Etsy, Inc.	0.13%	09/01/27	2,711,888
135,000	MercadoLibre, Inc.	2.00%	08/15/28	369,225

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Internet & Direct Marketing Retail (Continued)
$477,000	Wayfair, Inc. (a)	3.25%	09/15/27	$574,785
				3,655,898
	IT Services – 6.1%
1,335,000	Akamai Technologies, Inc.	0.38%	09/01/27	1,328,325
1,425,000	Block, Inc.	0.13%	03/01/25	1,453,500
2,540,000	Cloudflare, Inc.	(b)	08/15/26	2,124,075
1,100,000	DigitalOcean Holdings, Inc.	(b)	12/01/26	849,750
845,000	Perficient, Inc.	0.13%	11/15/26	688,168
1,593,000	Shift4 Payments, Inc.	(b)	12/15/25	1,708,492
				8,152,310
	Machinery – 0.6%
355,000	Chart Industries, Inc.	1.00%	11/15/24	810,919
	Media – 0.9%
592,000	Liberty Interactive LLC (a)	1.75%	09/30/46	651,644
697,000	TechTarget, Inc.	(b)	12/15/26	560,388
				1,212,032
	Metals & Mining – 2.8%
265,000	ATI, Inc.	3.50%	06/15/25	638,120
1,000,000	Glencore Funding LLC, Series GLEN (c)	(b)	03/27/25	1,163,420
1,147,000	MP Materials Corp. (a)	0.25%	04/01/26	1,152,735
662,000	SSR Mining, Inc.	2.50%	04/01/39	778,181
				3,732,456
	Oil, Gas & Consumable Fuels – 3.6%
299,000	EQT Corp.	1.75%	05/01/26	672,301
770,000	Green Plains, Inc.	2.25%	03/15/27	1,006,005
960,000	Northern Oil and Gas, Inc. (a)	3.63%	04/15/29	1,093,920
340,000	Permian Resources Operating LLC	3.25%	04/01/28	650,080
566,000	Pioneer Natural Resources Co.	0.25%	05/15/25	1,334,345
				4,756,651
	Personal Products – 0.6%
985,000	Beauty Health Co. (The) (a)	1.25%	10/01/26	810,778
	Pharmaceuticals – 2.9%
1,645,000	Jazz Investments I Ltd.	2.00%	06/15/26	1,939,043
565,000	Pacira BioSciences, Inc.	0.75%	08/01/25	519,094
1,060,000	Revance Therapeutics, Inc.	1.75%	02/15/27	1,376,728
				3,834,865
	Professional Services – 0.6%
418,000	KBR, Inc.	2.50%	11/01/23	855,646
	Road & Rail – 1.5%
685,000	Lyft, Inc.	1.50%	05/15/25	630,885
1,550,000	Uber Technologies, Inc.	(b)	12/15/25	1,369,807
				2,000,692
	Semiconductors & Semiconductor Equipment – 7.3%
2,340,000	Enphase Energy, Inc.	(b)	03/01/28	2,527,869
645,000	MACOM Technology Solutions Holdings, Inc.	0.25%	03/15/26	668,865
1,645,000	Microchip Technology, Inc.	0.13%	11/15/24	1,833,147

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$940,000	ON Semiconductor Corp.	(b)	05/01/27	$1,414,230
497,000	Silicon Laboratories, Inc.	0.63%	06/15/25	691,774
1,000,000	STMicroelectronics N.V., Series A (c)	(b)	08/04/25	1,202,405
1,380,000	Wolfspeed, Inc. (a)	1.88%	12/01/29	1,347,049
				9,685,339
	Software – 14.3%
655,000	Alteryx, Inc.	1.00%	08/01/26	554,458
1,015,000	Bentley Systems, Inc.	0.13%	01/15/26	942,935
825,000	Bill.com Holdings, Inc.	(b)	12/01/25	869,550
643,000	Box, Inc.	(b)	01/15/26	865,156
838,000	Confluent, Inc.	(b)	01/15/27	654,143
1,229,000	CyberArk Software Ltd.	(b)	11/15/24	1,357,308
480,000	Datadog, Inc.	0.13%	06/15/25	528,000
915,000	Dropbox, Inc.	(b)	03/01/28	835,395
662,000	Envestnet, Inc. (a)	2.63%	12/01/27	743,095
840,000	Five9, Inc.	0.50%	06/01/25	795,480
344,000	HubSpot, Inc.	0.38%	06/01/25	476,440
577,000	PagerDuty, Inc.	1.25%	07/01/25	611,620
2,251,000	Palo Alto Networks, Inc.	0.38%	06/01/25	3,700,644
830,000	RingCentral, Inc.	(b)	03/01/25	729,881
2,375,000	Splunk, Inc.	1.13%	09/15/25	2,319,187
500,000	Tyler Technologies, Inc.	0.25%	03/15/26	477,250
895,000	Verint Systems, Inc.	0.25%	04/15/26	802,703
723,000	Workiva, Inc.	1.13%	08/15/26	913,872
750,000	Zscaler, Inc.	0.13%	07/01/25	823,125
				19,000,242
	Specialty Retail – 1.5%
1,120,000	Burlington Stores, Inc.	2.25%	04/15/25	1,393,000
460,000	National Vision Holdings, Inc.	2.50%	05/15/25	661,250
				2,054,250
	Technology Hardware, Storage & Peripherals – 0.4%
525,000	Pure Storage, Inc.	0.13%	04/15/23	586,425
	Total Convertible Corporate Bonds			115,724,474
	(Cost $110,523,259)
Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES – 11.6%
	Auto Components – 0.8%
8,925	Aptiv PLC, Series A	5.50%	06/15/23	1,124,461
	Banks – 1.8%
1,865	Wells Fargo & Co., Series L	7.50%	(d)	2,346,151
	Capital Markets – 0.6%
11,850	KKR & Co., Inc., Series C	6.00%	09/15/23	800,586
	Electric Utilities – 3.9%
14,300	American Electric Power Co., Inc.	6.13%	08/15/23	735,735
72,725	NextEra Energy, Inc.	6.93%	09/01/25	3,487,164
6,950	PG&E Corp.	5.50%	08/16/23	981,757
				5,204,656

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Health Care Equipment & Supplies – 1.4%
14,915	Becton Dickinson and Co., Series B	6.00%	06/01/23	$751,119
10,160	Boston Scientific Corp., Series A	5.50%	06/01/23	1,159,561
				1,910,680
	Independent Power & Renewable Electricity Producers – 0.5%
6,955	AES (The) Corp.	6.88%	02/15/24	694,387
	Life Sciences Tools & Services – 1.1%
1,040	Danaher Corp., Series B	5.00%	04/15/23	1,395,680
	Wireless Telecommunication Services – 1.5%
1,685	2020 Cash Mandatory Exchangeable Trust (a)	5.25%	06/01/23	2,036,559
	Total Convertible Preferred Securities			15,513,160
	(Cost $14,790,051)
	Total Investments – 98.5%			131,237,634
	(Cost $125,313,310)

Net Other Assets and Liabilities – 1.5%	1,936,265
Net Assets – 100.0%	$133,173,899

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $27,861,640 or 20.9% of net assets.
(b)	Zero coupon security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Perpetual maturity.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 115,724,474	$ —	$ 115,724,474	$ —
Convertible Preferred Securities:
Life Sciences Tools & Services	1,395,680	—	1,395,680	—
Wireless Telecommunication Services	2,036,559	—	2,036,559	—
Other Industry Categories*	12,080,921	12,080,921	—	—
Total Investments	$ 131,237,634	$ 12,080,921	$ 119,156,713	$—

*	See Portfolio of Investments for industry breakout.